Revenue (Details) - Schedule of Disaggregated Revenues - CNY (¥)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue from third parties:
Revenues	[1]	¥ 50,815,416	¥ 41,353,741	¥ 34,436,772
Tuition fees [Member]
Revenue from third parties:
Revenues		30,626,298	23,702,135	4,146,247
Comprehensive human resource services [Member]
Revenue from third parties:
Revenues		653,149	12,385
Accommodation [Member]
Revenue from third parties:
Revenues		5,963,281	5,920,364	228,526
Uniforms, learning materials and other campus necessities [Member]
Revenue from third parties:
Revenues		2,937,007	3,992,076	1,986,186
Course design, development and training [Member]
Revenue from third parties:
Revenues		4,766,127	3,675,953
Meals [Member]
Revenue from third parties:
Revenues		1,925,744	2,544,884	2,014,151
Rental revenue [Member]
Revenue from third parties:
Revenues		746,294		76,191
Others [Member]
Revenue from third parties:
Revenues		2,443,231	751,659	61,691
Subtota [Member]l
Revenue from third parties:
Revenues		50,061,131	40,599,456	8,512,992
Rental revenue [Member]
Revenue from third parties:
Revenues		754,285	754,285	906,667
Rental revenue [Member]
Revenue from third parties:
Revenues	[1]			14,152,381
Food procurement services [Member]
Revenue from third parties:
Revenues	[1]			10,864,732
Subtota [Member]l
Revenue from third parties:
Revenues	[1]			¥ 25,017,113

[1]	For the eight months ended August 31, 2021, the Group provides operation services including rental services and procurement services for Lianwai School. Although private schools providing compulsory education should not conduct any transaction with any related party under the Implementation Rules, to keep Lianwai School in continuing daily operation, the Group continued to provide essential services without recognizing any revenues relating to such activities to Lianwai School.